PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	$ 3,905	$ 9,513
Long-term provisions, non-Current	28,651	40,706
Total Provisions	32,556	50,219
Provisions for litigations [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	440	639
Long-term provisions, non-Current	28,651	39,029
Other short-term provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Short-term provisions	3,465	8,874
Other long-term provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Long-term provisions, non-Current	$ 0	$ 1,677